Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principals of Consolidation

Basis of Presentation and Principals of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and Taiying, which is a variable interest entity with the Company as the primary beneficiary. In accordance with U.S. GAAP regarding “Consolidation of Variable Interest Entities (“VIE”)”, the Company identifies entities for which control is achieved through means other than through voting rights, and determines when and which business enterprise, if any, should consolidate the VIE.

The Company evaluated its participating interest in Taiying and concluded it is the primary beneficiary of Taiying, a VIE. The Company consolidated Taiying and all significant intercompany transactions and balances have been eliminated.

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest on the consolidated balance sheets is resulted from the consolidation of HTCC, a 51% owned subsidiary starting from January 31, 2017. The portion of the income or loss applicable to the noncontrolling interest in subsidiary is reflected in the consolidated statements of income and comprehensive income.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of China Customer Relations Centers, Inc. and CBPO is United States dollar. The functional currency of the Company's subsidiary and VIEs located in the PRC is Renminbi ("RMB"). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income. For the years ended December 31, 2019, 2018 and 2017, the Company had gain (loss) of $77,348, $231,928 and ($283,343), respectively, resulted from foreign currency transactions, which was included in other income (other expense) in the consolidated statements of income and comprehensive income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, impairment of equity investments, allowance for doubtful accounts, income taxes including the valuation allowance for deferred tax assets, estimated amounts of variable consideration in the Company's revenue recognition, and estimate on the execution of right of renewal and termination of lease arrangements. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its clients to make required payments or to cover potential credit losses. Estimates are based on historical collection experience, current trends, credit policy and relationship between accounts receivable and revenues. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client’s account to identify any specific customer collection issues.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and include expenditures for additions and major improvements. Significant improvements and betterments are capitalized where it is probable that the expenditure resulted in an increase in the future economic benefits expected to be obtained from the use of the asset beyond its originally assessed standard of performance. Routine repairs and maintenance are expensed when incurred. The Company disposes property and equipment once the Company determines the possibility of receiving future benefit from such property or equipment is remote. Substantially all of the property and equipment are abandoned when disposed. Gains and losses on disposal are included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Certain call center decoration projects were still under construction as of December 31, 2019 and 2018, and the costs of construction were reported as construction in progress. No provision for depreciation is made on the assets under construction until such time as the relevant assets are completed and ready for their intended use.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Electronic equipment	3-5 years
Furniture and fixture	5 years
Motor vehicles	4 years
Computer software	5 years
Leasehold improvements	3-5 years

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, net, prepayments, income taxes recoverable, other current assets, accounts payable, accrued liabilities and other payables, deferred revenue, wages payable, income taxes payable, current portion of operating lease liability, and short term loans, the carrying amounts approximate their fair values due to the short maturities.

Lease Commitments

Lease Commitments

Recent adoption of accounting pronouncement ASU 2016-02

On January 1, 2019, the Company adopted Accounting Standards Update (ASU) 2016-02, Leases (together with all amendments subsequently issued thereto, "ASC Topic 842"), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company's incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the ROU asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

The primary impact of applying ASC Topic 842 is the initial recognition of approximately $7.9 million of operating lease liabilities, approximately $324,000 of which was associated with a related party lease, and approximately $8.1 million of corresponding right-of-use assets, approximately $327,000 of which was associated with a related party lease, on the Company's consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Company's leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019 and the adoption of this standard did not impact the consolidated statement of income and comprehensive income or consolidated statement of cash flows of the Company. The Company does not have finance lease arrangements as of December 31, 2019. See Note 14 for further discussion.

Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

Earnings Per Share

Earnings Per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common shareholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the period.

Revenue Recognition

Revenue Recognition

The Company operates call centers and generates revenues primarily by providing BPO services, which focus on complex, voice-based and online-based segment of customer care services.

Under ASC 606, revenue is recognized when control of the promised services is transferred to the Company's customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those services, net of value-added tax. The Company determines revenue recognition through the following steps:

•	Identify the contract with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company provides BPO service, such as i) inbound call service, which includes directory assistance, mobile phone service plan, billing questions, hotline consultation, complaints, customer feedbacks and customer relationship management, and ii) outbound call service, which includes products selling, marketing surveys, new products informing, plans expiration and bills overdue notification, etc., for its customers.

The Company makes arrangement and provides service to its customer pursuant to a master agreement that specifies service content and the price of an individual performance of each service, generally on monthly basis. The BPO inbound and outbound service fees are based on either a per minute, per hour, per transaction or per call basis. For outbound call service, certain business successful rate was obtained. The fee is determined on a per call basis where the Company receives a basic standard fee for each call plus an extra fee for such things as successfully selling a product or completing a survey.

The nature of the Company's contracts with customers gives rise to certain types of variable consideration. Certain client programs provide for adjustments to monthly billings based upon whether the Company achieves, exceeds or fails certain performance criteria. Adjustments to monthly billings consist of contractual bonuses/penalties, holdbacks and other performance based contingencies. The Company includes estimated amounts of variable consideration in the transaction price to the extent that it is probable there will not be a significant reversal of revenue. Estimates are based on historical or anticipated performance and represent the Company's best judgment at the time.

Revenues are recognized as the performance obligations are satisfied over time over the service period as the service is rendered.

The Company's chief operating decision maker reviews results analyzed by customers and the analysis is only presented at the revenue level with no allocation of direct or indirect costs. The Company determines that it has only one operating segment. Consequently, the Company does not disaggregate revenue recognized from contracts with customers.

Contract liabilities represented receipt in advance from customers. As of December 31, 2019, receipt in advance from customers was $456,331. As of December 31, 2018, receipt in advance from customers was $361,636, of which $361,636 was recognized as revenue during the year ended December 31, 2019. Receipt in advance from customers is included in deferred revenue in the consolidated balance sheets. The Company does not have any contract assets.

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from various government agencies by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when the relevant performance criteria specified in the grant are met, for instance, locating contact centers in their jurisdictions or helping local employment needs. Grants applicable to purchase of property and equipment are credited to deferred revenue upon receipt and are amortized over the life of depreciable assets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of wage expense incurred to personnel to continuously upgrade the Company's existing software products. For the years ended December 31, 2019, 2018, and 2017, research and development expenses of $3,994,464, $4,069,794 and $3,551,629 were included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Equity Investments

Equity Investments

The Company's equity investments consist of investments in equity securities of privately held companies without readily determinable fair value, where the Company's level of ownership is such that it cannot exercise significant influence over the investees. Investments are initially recorded at the amount of the Company's initial investment and adjusted for declines in fair value that are considered other than temporary.

Subsequent to the Company's adoption of ASC 321 on January 1, 2018, the Company elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date. If a qualitative assessment indicates that an investment is impaired, the Company estimates the investment's fair value in accordance with ASC 820. If the fair value is less than the investment's carrying value, the Company has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption on its consoliated financial statements.